ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional information (Details)	Dec. 31, 2023 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advertising fees	$ 291,702
Paid to Advertising fees	$ 289,004